Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Other Commitments [Line Items]
Settlement payment	$ 13,413	$ 9,990
Accrued earnout liability	2,924	3,765
Fair value contingent consideration	2,924	3,765
Provided For Labor And Social Security Contingencies Related To Former Employees Litigation And Unasserted Labor Claims	558	3,262
Provided For Tax Contingencies Related To Unasserted Claims In Jurisdictioin	20,466	20,095
Mr Julin Balbuena Alonso And BD Operadora De ServiciosSA De CV [Member] | General and Administrative Expense [member]
Other Commitments [Line Items]
Professional Fees		1,819
Best Day Group [Member]
Other Commitments [Line Items]
Fair value contingent consideration	$ 1,526
Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price One [Member]
Other Commitments [Line Items]
Share Price	$ 10
Minimum [member]
Other Commitments [Line Items]
Loss contingency, possible loss	$ 39,000
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member]
Other Commitments [Line Items]
Accrued earnout liability		$ 0
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price One [Member]
Other Commitments [Line Items]
Share Price	$ 10
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Two [Member]
Other Commitments [Line Items]
Share Price	15
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Three [Member]
Other Commitments [Line Items]
Share Price	$ 20
Maximum [member]
Other Commitments [Line Items]
Loss contingency, possible loss	$ 66,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member]
Other Commitments [Line Items]
Accrued earnout liability			$ 20,000
Business combination, contingent consideration, liability, payable date	October 1, 2024
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Ten And Fifteen [Member]
Other Commitments [Line Items]
Accrued earnout liability	$ 5,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Fifteen And Twenty [Member]
Other Commitments [Line Items]
Accrued earnout liability	10,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Twenty And Twenty Five [Member]
Other Commitments [Line Items]
Accrued earnout liability	15,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price is more than twenty five [Member]
Other Commitments [Line Items]
Accrued earnout liability	$ 20,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Two [Member]
Other Commitments [Line Items]
Share Price	$ 15
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Three [Member]
Other Commitments [Line Items]
Share Price	20
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Four [Member]
Other Commitments [Line Items]
Share Price	$ 25